Income and other taxes - Reconciliation of effective tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Income (loss) before income taxes	$ (187,432)	$ 120,840
Deduct earnings of associate	(29,577)	(52,218)
Income (loss) before income taxes after deduction of earnings of associate	$ (217,009)	$ 68,622
Canadian statutory tax rate	25.60%	26.80%
Income tax recovery (expense) calculated at Canadian statutory tax rate	$ 55,554	$ (18,411)
Decrease (increase) in income tax expense resulting from:
Impact of income and losses taxed in foreign jurisdictions	3,771	7,001
Utilization of unrecognised loss carryforwards and temporary differences	7,013	6,945
Impact of tax rate changes	(5,031)	2,141
Impact of foreign exchange	3,748	(484)
Other business taxes	(3,081)	(2,798)
Impact of recovery items (expenses) not taxable (deductible) for tax purposes	(5,461)	1,826
Adjustments to prior years	1,496	6
Other	4,096	(700)
Tax (expense) recovery	$ 62,105	$ (4,474)